CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	25,000,000	25,000,000		25,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0			0
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	2,250,000,000			2,250,000,000
Common Stock, Shares, Issued	175,912,194			137,911,975
Common Stock, Shares, Outstanding	175,912,194	168,713,296		137,911,975
GRAF INDUSTRIAL CORP.
Temporary Equity, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding			11,202,651	21,182,947	22,576,796
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued			0	0	0
Preferred Stock, Shares Outstanding			0	0	0
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued			6,346,714	9,287,693	7,893,844
Common Stock, Shares, Outstanding			6,346,714	9,287,693	7,893,844
Common stock possible redemption			11,202,651	21,182,947	22,576,796